FAIR VALUE MEASUREMENT - Foreign currency forward and collar contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ₽ / $ $ / $ R$ / $	Dec. 31, 2017 USD ($)
Brazilian real forward buy contracts
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ (1.7)	$ 0.7
Brazilian real forward buy contracts | 2019
Financial Instruments
Financial assets	$ 36.0
Average price | R$ / $	3.66
Brazilian real zero cost collar contracts
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ (7.5)	1.8
Brazilian real zero cost collar contracts | 2019
Financial Instruments
Financial assets	134.4
Brazilian real zero cost collar contracts | 2020
Financial Instruments
Financial assets	95.6
Brazilian real zero cost collar contracts | 2021
Financial Instruments
Financial assets	$ 12.4
Brazilian real zero cost collar contracts | Put | 2019
Financial Instruments
Average price | R$ / $	3.45
Brazilian real zero cost collar contracts | Put | 2020
Financial Instruments
Average price | R$ / $	3.73
Brazilian real zero cost collar contracts | Put | 2021
Financial Instruments
Average price | R$ / $	4.10
Brazilian real zero cost collar contracts | Put | From 2018 to 2021
Financial Instruments
Financial assets	$ 212.4
Average price | R$ / $	3.59
Brazilian real zero cost collar contracts | Call | 2019
Financial Instruments
Average price | R$ / $	3.75
Brazilian real zero cost collar contracts | Call | 2020
Financial Instruments
Average price | R$ / $	4.18
Brazilian real zero cost collar contracts | Call | 2021
Financial Instruments
Average price | R$ / $	5.10
Brazilian real zero cost collar contracts | Call | From 2018 to 2021
Financial Instruments
Average price | R$ / $	4.05
Canadian dollar forward buy contracts
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ (3.5)	(2.6)
Canadian dollar forward buy contracts | 2019
Financial Instruments
Financial assets	$ 58.5
Average price | $ / $	1.28
Canadian dollar forward buy contracts | 2020
Financial Instruments
Financial assets	$ 14.4
Average price | $ / $	1.31
Russian rouble zero cost collar contracts
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ (3.3)	$ 0.7
Russian rouble zero cost collar contracts | 2019
Financial Instruments
Financial assets	54.0
Russian rouble zero cost collar contracts | 2020
Financial Instruments
Financial assets	$ 13.5
Russian rouble zero cost collar contracts | Put | 2019
Financial Instruments
Average price | ₽ / $	58.9
Russian rouble zero cost collar contracts | Put | 2020
Financial Instruments
Average price | ₽ / $	65.0
Russian rouble zero cost collar contracts | Call | 2019
Financial Instruments
Average price | ₽ / $	69.6
Russian rouble zero cost collar contracts | Call | 2020
Financial Instruments
Average price | ₽ / $	78.4
Canadian dollar new forward buy contracts | From 2018 to 2020
Financial Instruments
Financial assets	$ 71.7
Average price | $ / $	1.29
Brazilian real new forward buy contracts | From 2018 to 2019
Financial Instruments
Financial assets	$ 288.9
Average price | R$ / $	3.35
Russian rouble new forward buy contracts | 2018
Financial Instruments
Financial assets	$ 27.0
Average price | ₽ / $	61.2
Russian new rouble zero cost collar contracts | 2020
Financial Instruments
Financial assets	$ 67.5
Russian new rouble zero cost collar contracts | Put | 2020
Financial Instruments
Average price | ₽ / $	60.2
Russian new rouble zero cost collar contracts | Call | 2020
Financial Instruments
Average price | ₽ / $	71.4